Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets	Mar. 31, 2024
Machinery [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Residual value rate	5.00%
Useful Lives	10 years
Electric equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Residual value rate	5.00%
Office equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Residual value rate	5.00%
Useful Lives	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Residual value rate	5.00%
Leasehold improvement cost [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Residual value rate	5.00%
Minimum [Member] | Electric equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	3 years
Minimum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	4 years
Minimum [Member] | Leasehold improvement cost [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	3 years
Maximum [Member] | Electric equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	5 years
Maximum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	10 years
Maximum [Member] | Leasehold improvement cost [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	10 years